1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Accounts Receivable
Concentration risk	0.00%		100.00%
Sales
Concentration risk	0.00%	0.00%